The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio-Marsico Growth Fund, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 22, 2013 (Accession No. 0001193125-13-018478), which is incorporated herein by reference.